The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands)

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - 132.89% (a) (b)
AEROSPACE & DEFENSE - 3.29%
400	Spirit AeroSystems, Inc., Senior Notes, 9.75%, 11/15/2030 (c)	B3	$446
357	Transdigm, Inc., Senior Notes, 5.5%, 11/15/2027	B3	355
745	Transdigm, Inc., Senior Notes, 6.75%, 08/15/2028 (c)	Ba3	767
1,800	Transdigm, Inc., Senior Notes, 6.875%, 12/15/2030 (c)	Ba3	1,881
1,046	Transdigm, Inc., Senior Notes, 7.125%, 12/01/2031 (c)	Ba3	1,106
495	Transdigm, Inc., Senior Notes, 6.375%, 03/01/2029 (c)	Ba3	511
990	Transdigm, Inc., Senior Notes, 6.625%, 03/01/2032 (c)	Ba3	1,030
420	Transdigm, Inc., Senior Notes, 6%, 01/15/2033 (c)	Ba3	426
			6,522

AIRLINES - 1.09%
1,015	American Airlines, Inc., Senior Notes, 5.75%, 04/20/2029 (c)	Ba1	1,011
100	American Airlines, Inc., Senior Notes, 10.75%, 02/15/2026 (c)(e)	NR	105
300	American Airlines, Inc., Senior Notes, 10.75%, 02/15/2026 (c)(e)	NR	315
760	United Airlines, Inc., Senior Notes, 4.625%, 04/15/2029 (c)	Ba1	733
			2,164

AUTOMOTIVE - 5.76%
800	Adient Global Holdings, Senior Notes, 8.25%, 04/15/2031 (c)	B2	847
270	Benteler International AG, Senior Notes, 10.5%, 05/15/2028 (c)	Ba3	284
1,300	Clarios Global L.P., Senior Notes, 8.5%, 05/15/2027 (c)	B3	1,307
552	Dana Financing Luxembourg S.a.r.l., Senior Notes, 8.5%, 07/15/2031 (c)(EUR)	B1	652
205	Global Auto Holdings Ltd., Senior Notes, 8.375%, 01/15/2029 (c)	B2	198
510	Global Auto Holdings Ltd., Senior Notes, 8.75%, 01/15/2032 (c)	B2	478
203	Goodyear Tire and Rubber Company, Senior Notes, 5.625%, 04/30/2033 (d)	B2	178
450	Metis Merger Sub, LLC, Senior Notes, 6.5%, 05/15/2029 (c)	Caa2	431
3,500	Rivian Holdings, LLC, Senior Notes, 11.359%, 10/15/2026 (c)(e)	NR	3,513
905	Tenneco, Inc., Senior Notes, 8%, 11/17/2028 (c)	B1	837
295	Velocity Vehicle Group, LLC, Senior Notes, 8%, 06/01/2029 (c)	B2	306
1,075	Wand NewCo 3, Inc., Senior Notes, 7.625%, 01/30/2032 (c)	B3	1,129
170	ZF North American Capital, Inc., Senior Notes, 6.875%, 04/14/2028 (c)	Ba1	173
415	ZF North American Capital, Inc., Senior Notes, 7.125%, 04/14/2030 (c)	Ba1	432
410	ZF North American Capital, Inc., Senior Notes, 6.75%, 04/23/2030 (c)	Ba1	410
245	ZF North American Capital, Inc., Senior Notes, 6.875%, 04/23/2032 (c)	Ba1	246
			11,421

BUILDING & REAL ESTATE - 1.23%
180	Castle UK Finco, Plc, Senior Notes, 7%, 05/15/2029 (c)(GBP)	B1	233
735	Cushman & Wakefield U.S. Borrower, LLC, Senior Notes, 6.75%, 05/15/2028 (c)	Ba3	741
570	Howard Hughes Corporation, Senior Notes, 5.375%, 08/01/2028 (c)	Ba3	560
645	Howard Hughes Corporation, Senior Notes, 4.125%, 02/01/2029 (c)	Ba3	600
345	Howard Hughes Corporation, Senior Notes, 4.375%, 02/01/2031 (c)	Ba3	316
			2,450

BUILDING PRODUCTS - 2.34%
210	Advanced Drainage Systems, Inc., Senior Notes, 6.375%, 06/15/2030 (c)	Ba2	214
175	Beacon Roofing Supply, Inc., Senior Notes, 6.5%, 08/01/2030 (c)	Ba2	180
260	Builders FirstSource, Inc., Senior Notes, 6.375%, 06/15/2032 (c)	Ba2	269
410	Builders FirstSource, Inc., Senior Notes, 6.375%, 03/01/2034 (c)	Ba2	424
675	MITER Brands Acquisition Holdco, Inc., Senior Notes, 6.75%, 04/01/2032 (c)	B1	698
625	New Enterprise Stone and Lime Company, Inc., Senior Notes, 5.25%, 07/15/2028 (c)	B1	609
267	Specialty Building Products Holdings, LLC, Senior Notes, 6.375%, 09/30/2026 (c)	B3	265
640	Summit Materials, LLC, Senior Notes, 6.5%, 03/15/2027 (c)	Ba3	638
1,020	Summit Materials, LLC, Senior Notes, 5.25%, 01/15/2029 (c)	Ba3	1,006
320	Summit Materials, LLC, Senior Notes, 7.25%, 01/15/2031 (c)	Ba3	338
			4,641

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
CABLE OPERATORS - 8.24%
795	Altice Financing S.A., Senior Notes, 5.75%, 08/15/2029 (c)	Caa1	640
2,340	Altice France Holding S.A., Senior Notes, 6%, 02/15/2028 (c)	Ca	702
1,620	Altice France Holding S.A., Senior Notes, 10.5%, 05/15/2027 (c)	Ca	567
995	C&W Senior Financing DAC, Senior Notes, 6.875%, 09/15/2027 (c)	B2	988
1,090	CCO Holdings, LLC, Senior Notes, 4.5%, 06/01/2033 (c)	B1	921
370	CCO Holdings, LLC, Senior Notes, 4.75%, 02/01/2032 (c)	B1	325
2,844	CCO Holdings, LLC, Senior Notes, 6.375%, 09/01/2029 (c)	B1	2,836
1,425	CCO Holdings, LLC, Senior Notes, 7.375%, 03/01/2031 (c)	B1	1,455
460	CSC Holdings, LLC, Senior Notes, 7.5%, 04/01/2028 (c)	Ca	305
741	CSC Holdings, LLC, Senior Notes, 6.5%, 02/01/2029 (c)	Caa1	611
475	CSC Holdings, LLC, Senior Notes, 11.25%, 05/15/2028 (c)	Caa1	458
1,080	CSC Holdings, LLC, Senior Notes, 11.75%, 01/31/2029 (c)	Caa1	1,041
599	DIRECTV Financing, LLC, Senior Notes, 5.875%, 08/15/2027 (c)	B1	589
720	Dish DBS Corporation, Senior Notes, 7.75%, 07/01/2026	Caa3	626
450	Dish DBS Corporation, Senior Notes, 7.375%, 07/01/2028	Caa3	338
690	Dish DBS Corporation, Senior Notes, 5.25%, 12/01/2026 (c)	Caa1	639
687	Dish DBS Corporation, Senior Notes, 5.75%, 12/01/2028 (c)	Caa1	598
182	GCI, LLC, Senior Notes, 4.75%, 10/15/2028 (c)	B3	175
202	LCPR Senior Secured Financing DAC, Senior Notes, 6.75%, 10/15/2027 (c)	B2	184
555	Midcontinent Communications, Senior Notes, 8%, 08/15/2032 (c)	B3	565
595	Sable International Finance Ltd., Senior Notes, 7.125%, 10/15/2032 (c)	Ba3	599
1,388	VMed O2 UK Financing I, Plc, Senior Notes, 4.75%, 07/15/2031 (c)	Ba3	1,225
			16,387

CHEMICALS - 4.39%
1,046	Avient Corporation, Senior Notes, 7.125%, 08/01/2030 (c)	Ba3	1,088
285	Avient Corporation, Senior Notes, 6.25%, 11/01/2031 (c)	Ba3	292
310	Axalta Coating Systems Dutch Holding B B.V., Senior Notes, 7.25%, 02/15/2031 (c)	Ba3	331
260	Celanese U.S. Holdings, LLC, Senior Notes, 6.55%, 11/15/2030	Baa3	280
950	Celanese U.S. Holdings, LLC, Senior Notes, 6.7%, 11/15/2033	Baa3	1,037
1,079	CVR Partners, L.P., Senior Notes, 6.125%, 06/15/2028 (c)	B1	1,051
847	GPD Companies, Inc., Senior Notes, 10.125%, 04/01/2026 (c)	Caa1	783
280	Methanex Corporation, Senior Notes, 5.25%, 12/15/2029 (d)	Ba1	275
480	Methanex Corporation, Senior Notes, 5.125%, 10/15/2027	Ba1	473
750	PMHC II, Inc., Senior Notes, 9%, 02/15/2030 (c)	Caa2	698
935	W.R. Grace Holdings, LLC, Senior Notes, 5.625%, 08/15/2029 (c)	B3	878
531	W.R. Grace Holdings, LLC, Senior Notes, 7.375%, 03/01/2031 (c)	B1	556
920	Windsor Holdings III, LLC, Senior Notes, 8.5%, 06/15/2030 (c)	B2	981
			8,723

CONSUMER PRODUCTS - 0.34%
671	Life Time, Inc., Senior Notes, 8%, 04/15/2026 (c)	Caa1	675
			675

CONTAINER - 1.88%
905	Ball Corporation, Senior Notes, 6.875%, 03/15/2028	Ba1	933
1,070	Ball Corporation, Senior Notes, 6%, 06/15/2029	Ba1	1,105
430	Clydesdale Acquisition Holdings, Inc., Senior Notes, 8.75%, 04/15/2030 (c)	Caa2	436
37	Sealed Air Corporation, Senior Notes, 6.875%, 07/15/2033 (c)	Ba2	40
250	Sealed Air Corporation, Senior Notes, 5%, 04/15/2029 (c)	Ba2	246
295	Sealed Air Corporation, Senior Notes, 6.125%, 02/01/2028 (c)	Ba2	299
360	Sealed Air Corporation, Senior Notes, 7.25%, 02/15/2031 (c)	Ba2	380
270	Trident TPI Holdings, Inc., Senior Notes, 12.75%, 12/31/2028 (c)	Caa2	300
			3,739

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
ENERGY - 20.60%
658	Aethon United BR L.P., Senior Notes, 7.5%, 10/01/2029 (c)	B3	665
670	Amerigas Partners, L.P., Senior Notes, 9.375%, 06/01/2028 (c)	B2	702
125	Antero Resources Corporation, Senior Notes, 7.625%, 02/01/2029 (c)	Ba2	129
1,175	Chesapeake Energy Corporation, Senior Notes, 6.75%, 04/15/2029 (c)	Ba2	1,194
270	Civitas Resources, Inc., Senior Notes, 8.375%, 07/01/2028 (c)	B1	281
400	Civitas Resources, Inc., Senior Notes, 8.75%, 07/01/2031 (c)	B1	422
305	Civitas Resources, Inc., Senior Notes, 8.625%, 11/01/2030 (c)	B1	323
1,015	Comstock Resources, Inc., Senior Notes, 6.75%, 03/01/2029 (c)	B3	988
530	Comstock Resources, Inc., Senior Notes, 5.875%, 01/15/2030 (c)	B3	496
1,060	Crescent Energy Finance, Senior Notes, 9.25%, 02/15/2028 (c)	B1	1,102
620	Crescent Energy Finance, Senior Notes, 7.625%, 04/01/2032 (c)	B1	619
1,390	Crescent Energy Finance, Senior Notes, 7.375%, 01/15/2033 (c)	B1	1,371
525	Crestwood Midstream Partners, L.P., Senior Notes, 7.375%, 02/01/2031 (c)	Baa2	558
540	Diamond Foreign Asset Company, Senior Notes, 8.5%, 10/01/2030 (c)	B3	564
650	Ferrellgas, L.P., Senior Notes, 5.875%, 04/01/2029 (c)	B3	606
480	Gulfport Energy Operating Corporation, Senior Notes, 6.75%, 09/01/2029 (c)	B3	485
305	Hilcorp Energy, L.P., Senior Notes, 5.75%, 02/01/2029 (c)	Ba2	296
385	Hilcorp Energy, L.P., Senior Notes, 6%, 02/01/2031 (c)	Ba2	374
240	Hilcorp Energy, L.P., Senior Notes, 6%, 04/15/2030 (c)	Ba2	233
429	Hilcorp Energy, L.P., Senior Notes, 6.25%, 04/15/2032 (c)	Ba2	417
860	Hilcorp Energy, L.P., Senior Notes, 8.375%, 11/01/2033 (c)	Ba2	925
870	Hilcorp Energy, L.P., Senior Notes, 6.875%, 05/15/2034 (c)	Ba2	866
1,420	Kinetik Holdings, L.P., Senior Notes, 5.875%, 06/15/2030 (c)	Ba1	1,429
1,036	Kinetik Holdings, L.P., Senior Notes, 6.625%, 12/15/2028 (c)	Ba1	1,074
805	Magnolia Oil & Gas Operating, LLC, Senior Notes, 6%, 08/01/2026 (c)	B1	802
385	Matador Resources Company, Senior Notes, 6.5%, 04/15/2032 (c)	B1	385
305	NGL Energy Operating, LLC, Senior Notes, 8.125%, 02/15/2029 (c)	B2	312
925	NGL Energy Operating, LLC, Senior Notes, 8.375%, 02/15/2032 (c)	B2	952
1,190	Nustar Logistics, L.P., Senior Notes, 6%, 06/01/2026 (d)	Ba1	1,194
790	Occidental Petroleum Corporation, Senior Notes, 7.95%, 06/15/2039	Baa3	950
755	Occidental Petroleum Corporation, Senior Notes, 6.2%, 03/15/2040	Baa3	785
500	Permian Resources Operating, LLC, Senior Notes, 9.875%, 07/15/2031 (c)	Ba3	558
500	Permian Resources Operating, LLC, Senior Notes, 7%, 01/15/2032 (c)	Ba3	519
475	Permian Resources Operating, LLC, Senior Notes, 6.25%, 02/01/2033 (c)	Ba3	482
620	Prairie Acquiror, L.P., Senior Notes, 9%, 08/01/2029 (c)	B3	639
215	Range Resources Corporation, Senior Notes, 8.25%, 01/15/2029	Ba3	222
270	Range Resources Corporation, Senior Notes, 4.75%, 02/15/2030 (c)	Ba3	260
1,070	Seadrill Finance Ltd., Senior Notes, 8.375%, 08/01/2030 (c)	B2	1,115
320	Solaris Midstream Holdings, LLC, Senior Notes, 7.625%, 04/01/2026 (c)	B3	321
65	South Bow Canadian Infrastructure Holdings Ltd., Senior Notes, 7.625%, 03/01/2055 (c)(d)	Ba1	67
95	South Bow Canadian Infrastructure Holdings Ltd., Senior Notes, 7.5%, 03/01/2055 (c)	Ba1	99
1,515	Southwestern Energy Company, Senior Notes, 4.75%, 02/01/2032	Ba2	1,447
570	SUNOCO, L.P., Senior Notes, 7%, 05/01/2029 (c)	Ba1	595
935	SUNOCO, L.P., Senior Notes, 7.25%, 05/01/2032 (c)	Ba1	990
405	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 03/01/2027 (c)	B1	403
1,170	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 12/31/2030 (c)	B1	1,109
635	Tallgrass Energy Partners, L.P., Senior Notes, 6%, 09/01/2031 (c)	B1	599
555	Tallgrass Energy Partners, L.P., Senior Notes, 7.375%, 02/15/2029 (c)	B1	561
259	Transocean Aquila Ltd, Senior Notes, 8%, 09/30/2028 (c)	B1	265
730	Transocean, Inc., Senior Notes, 6.8%, 03/15/2038	Caa2	595
764	Transocean, Inc., Senior Notes, 8.75%, 02/15/2030 (c)	B1	797
230	Transocean, Inc., Senior Notes, 8.25%, 05/15/2029 (c)	Caa1	227
550	Transocean, Inc., Senior Notes, 8.5%, 05/15/2031 (c)	Caa1	545
405	Valaris Ltd, Senior Notes, 8.375%, 04/30/2030 (c)	B1	416
1,380	Venture Global Calcasieu Pass, LLC, Senior Notes, 6.25%, 01/15/2030 (c)	Ba2	1,442

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
665	Venture Global LNG, Inc., Senior Notes, 8.125%, 06/01/2028 (c)	B1	693
2,100	Venture Global LNG, Inc., Senior Notes, 8.375%, 06/01/2031 (c)	B1	2,213
655	Venture Global LNG, Inc., Senior Notes, 9.5%, 02/01/2029 (c)	B1	736
965	Venture Global LNG, Inc., Senior Notes, 9%, 12/31/2099 (c)(f)	B3	978
585	Vermilion Energy, Inc., Senior Notes, 6.875%, 05/01/2030 (c)	B3	585
			40,977

ENTERTAINMENT & LEISURE - 6.54%
45	Carnival Corporation, Senior Notes, 6%, 05/01/2029 (c)	B2	46
1,275	Carnival Corporation, Senior Notes, 10.5%, 06/01/2030 (c)	B2	1,383
360	Carnival Corporation, Senior Notes, 7%, 08/15/2029 (c)	Ba1	383
910	CDI Escrow Issuer, Inc., Senior Notes, 5.75%, 04/01/2030 (c)	B1	908
531	Cedar Fair, L.P., Senior Notes, 5.25%, 07/15/2029	B1	521
585	Cinemark USA, Inc., Senior Notes, 5.25%, 07/15/2028 (c)(d)	B2	575
830	Cinemark USA, Inc., Senior Notes, 7%, 08/01/2032 (c)	B2	865
660	Merlin Entertainments Group U.S. Holdings, Inc., Senior Notes, 7.375%, 02/15/2031 (c)	B2	660
125	Motion Finco, S.a.r.l., Senior Notes, 7.375%, 06/15/2030 (EUR)	B2	140
370	Motion Finco, S.a.r.l., Senior Notes, 7.375%, 06/15/2030 (c)	B2	416
340	NCL Corporation Ltd., Senior Notes, 5.875%, 02/15/2027 (c)	B1	340
835	NCL Corporation Ltd., Senior Notes, 7.75%, 02/15/2029 (c)	Caa1	893
245	NCL Corporation Ltd., Senior Notes, 8.125%, 01/15/2029 (c)	B1	262
215	NCL Finance Ltd., Senior Notes, 6.125%, 03/15/2028 (c)	Caa1	219
480	Royal Caribbean Cruises Ltd., Senior Notes, 5.5%, 04/01/2028 (c)	Ba2	485
375	Royal Caribbean Cruises Ltd., Senior Notes, 6.25%, 03/15/2032 (c)	Ba2	389
840	Royal Caribbean Cruises Ltd., Senior Notes, 6%, 02/01/2033 (c)	Ba2	861
410	Royal Caribbean Cruises Ltd., Senior Notes, 5.625%, 09/30/2031 (c)	Ba2	416
960	Seaworld Parks & Entertainment, Inc., Senior Notes, 5.25%, 08/15/2029 (c)	B2	934
730	Six Flags Entertainment, Inc., Senior Notes, 5.5%, 04/15/2027 (c)	B1	726
1,110	Six Flags Entertainment, Inc., Senior Notes, 7.25%, 05/15/2031 (c)	B1	1,147
410	Six Flags Entertainment, Inc., Senior Notes, 6.625%, 05/01/2032 (c)	Ba1	424
			12,993

FINANCIAL - 15.18%
550	Acrisure, LLC, Senior Notes, 8.25%, 02/01/2029 (c)	Caa2	567
965	Acrisure, LLC, Senior Notes, 7.5%, 11/06/2030 (c)	B2	992
690	Acrisure, LLC, Senior Notes, 8.5%, 06/15/2029 (c)	Caa2	718
1,135	Alliant Holdings, Senior Notes, 6.75%, 10/15/2027 (c)	Caa2	1,131
315	Alliant Holdings, Senior Notes, 5.875%, 11/01/2029 (c)	Caa2	302
1,641	Alliant Holdings, Senior Notes, 7%, 01/15/2031 (c)	B2	1,682
705	Alliant Holdings, Senior Notes, 7.375%, 10/01/2032 (c)(d)	Caa2	713
660	Apollo Commercial Real Estate Finance, Inc., Senior Notes, 4.625%, 06/15/2029 (c)	Ba3	589
702	AssuredPartners, Inc., Senior Notes, 7.5%, 02/15/2032 (c)	Caa2	720
475	Cobra Acquisition Company, LLC, Senior Notes, 6.375%, 11/01/2029 (c)	B3	388
419	Focus Financial Partners, LLC, Senior Notes, 6.75%, 09/15/2031 (c)	B2	422
790	HUB International Ltd., Senior Notes, 5.625%, 12/01/2029 (c)	Caa2	773
1,585	HUB International Ltd., Senior Notes, 7.25%, 06/15/2030 (c)	B2	1,648
2,075	HUB International Ltd., Senior Notes, 7.375%, 01/31/2032 (c)	Caa2	2,140
943	Jane Street Group, LLC, Senior Notes, 7.125%, 04/30/2031 (c)	Ba1	1,000
230	Jerrold Finco Plc, Senior Notes, 5.25%, 01/15/2027 (e)(GBP)	NR	302
340	Jones Deslauriers Insurance Management, Inc., Senior Notes, 10.5%, 12/15/2030 (c)	Caa2	370
785	Jones Deslauriers Insurance Management, Inc., Senior Notes, 8.5%, 03/15/2030 (c)	B2	836
950	Midcap Financial Issuer Trust, Senior Notes, 6.5%, 05/01/2028 (c)	B1	918
480	Midcap Financial Issuer Trust, Senior Notes, 5.625%, 01/15/2030 (c)	B1	442
295	Navient Corporation, Senior Notes, 5%, 03/15/2027 (d)	Ba3	291
685	Navient Corporation, Senior Notes, 4.875%, 03/15/2028	Ba3	659
630	Navient Corporation, Senior Notes, 5.5%, 03/15/2029 (d)	Ba3	610
1,665	Navient Corporation, Senior Notes, 9.375%, 07/25/2030	Ba3	1,834

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
650	Navient Corporation, Senior Notes, 11.5%, 03/15/2031	Ba3	738
611	Navient Corporation, Senior Notes, 5.625%, 08/01/2033	Ba3	538
485	OneMain Finance Corporation, Senior Notes, 7.875%, 03/15/2030	Ba2	506
390	OneMain Finance Corporation, Senior Notes, 7.5%, 05/15/2031	Ba2	401
415	OneMain Finance Corporation, Senior Notes, 7.125%, 11/15/2031	Ba2	419
1,550	OneMain Finance Corporation, Senior Notes, 9%, 01/15/2029	Ba2	1,639
65	OneMain Finance Corporation, Senior Notes, 5.375%, 11/15/2029	Ba2	62
1,385	Panther Escrow Issuer, LLC, Senior Notes, 7.125%, 06/01/2031 (c)	B2	1,447
840	PennyMac Financial Services, Inc., Senior Notes, 4.25%, 02/15/2029 (c)	Ba3	799
617	PennyMac Financial Services, Inc., Senior Notes, 7.875%, 12/15/2029 (c)	Ba3	656
690	PennyMac Financial Services, Inc., Senior Notes, 7.125%, 11/15/2030 (c)	Ba3	713
790	Prog Holdings, Inc., Senior Notes, 6%, 11/15/2029 (c)	B1	780
260	Ryan Specialty Group, LLC, Senior Notes, 5.875%, 08/01/2032 (c)	B1	264
235	Ryan Specialty Group, LLC, Senior Notes, 4.375%, 02/01/2030 (c)	B1	226
320	United Wholesale Mortgage, LLC, Senior Notes, 5.5%, 04/15/2029 (c)	Ba3	312
635	United Wholesale Mortgage, LLC, Senior Notes, 5.75%, 06/15/2027 (c)	Ba3	631
			30,178

FOOD - 1.44%
270	B&G Foods, Inc., Senior Notes, 8%, 09/15/2028 (c)	B1	281
610	BellRing Brands, Inc., Senior Notes, 7%, 03/15/2030 (c)	B2	637
555	Chobani, LLC, Senior Notes, 7.625%, 07/01/2029 (c)	Caa1	583
685	Darling Ingredients, Inc., Senior Notes, 6%, 06/15/2030 (c)	Ba2	689
325	Post Holdings, Inc., Senior Notes, 6.25%, 02/15/2032 (c)	Ba1	335
345	Triton Water Holdings, Inc., Senior Notes, 6.25%, 04/01/2029 (c)	Caa2	343
			2,868

FOREST PRODUCTS - 0.39%
450	Cascades, Inc., Senior Notes, 5.375%, 01/15/2028 (c)	Ba3	440
355	Graphic Packaging International, LLC, Senior Notes, 3.75%, 02/01/2030 (c)	Ba2	330
			770

GAMING - 4.26%
545	Caesars Entertainment, Inc., Senior Notes, 7%, 02/15/2030 (c)	Ba3	570
380	Caesars Entertainment, Inc., Senior Notes, 6.5%, 02/15/2032 (c)	Ba3	391
1,355	Caesars Entertainment, Inc., Senior Notes, 8.125%, 07/01/2027 (c)	B3	1,382
580	Churchill Downs, Inc., Senior Notes, 6.75%, 05/01/2031 (c)	B1	598
275	Cirsa Finance International, S.a.r.l., Senior Notes, 4.5%, 03/15/2027 (c)(EUR)	B2	303
90	Cirsa Finance International, S.a.r.l., Senior Notes, 10.375%, 11/30/2027 (c)(EUR)	B2	106
125	Cirsa Finance International, S.a.r.l., Senior Notes, 6.5%, 03/15/2029 (c)	B2	145
375	International Game Technology Plc, Senior Notes, 5.25%, 01/15/2029 (c)	Ba1	373
260	Light & Wonder International, Inc., Senior Notes, 7.5%, 09/01/2031 (c)	B2	273
120	Lottomatica SpA, Senior Notes, 7.125%, 06/01/2028 (c)(EUR)	Ba3	141
435	MGM Growth Properties, LLC, Senior Notes, 5.75%, 02/01/2027	WR	443
500	Midwest Gaming Borrower, LLC, Senior Notes, 4.875%, 05/01/2029 (c)	B3	478
280	Ontario Gaming GTA L.P., Senior Notes, 8%, 08/01/2030 (c)	B3	291
475	Playtika Holding Corporation, Senior Notes, 4.25%, 03/15/2029 (c)	B2	435
565	SC Games Holdings, Senior Notes, 6.625%, 03/01/2030 (c)	Caa2	560
530	Scientific Games Inernational, Inc., Senior Notes, 7%, 05/15/2028 (c)	B2	534
1,390	Scientific Games Inernational, Inc., Senior Notes, 7.25%, 11/15/2029 (c)	B2	1,435
			8,458

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
HEALTHCARE - 11.81%
1,240	Athena Health Group, Inc., Senior Notes, 6.5%, 02/15/2030 (c)	Caa2	1,190
1,415	Avantor Funding, Inc., Senior Notes, 4.625%, 07/15/2028 (c)	B1	1,381
940	Bausch & Lomb Escrow Corporation, Senior Notes, 8.375%, 10/01/2028 (c)	B1	994
627	CHS/Community Health Systems, Inc., Senior Notes, 8%, 12/15/2027 (c)	Caa1	627
455	CHS/Community Health Systems, Inc., Senior Notes, 6%, 01/15/2029 (c)	Caa1	441
450	CHS/Community Health Systems, Inc., Senior Notes, 6.125%, 04/01/2030 (c)	Caa3	384
345	CHS/Community Health Systems, Inc., Senior Notes, 5.25%, 05/15/2030 (c)	Caa1	318
825	CHS/Community Health Systems, Inc., Senior Notes, 10.875%, 01/15/2032 (c)	Caa1	910
275	Concentra Escrow Issuer Corporation, Senior Notes, 6.875%, 07/15/2032 (c)	B1	289
835	DaVita, Inc., Senior Notes, 6.875%, 09/01/2032 (c)	Ba3	860
280	Iqvia, Inc., Senior Notes, 6.5%, 05/15/2030 (c)	Ba2	291
151	LifePoint Health, Inc., Senior Notes, 5.375%, 01/15/2029 (c)	Caa2	141
89	LifePoint Health, Inc., Senior Notes, 9.875%, 08/15/2030 (c)	B2	98
1,525	LifePoint Health, Inc., Senior Notes, 11%, 10/15/2030 (c)	B2	1,719
984	LifePoint Health, Inc., Senior Notes, 10%, 06/01/2032 (c)	Caa2	1,077
1,725	Medline Borrower, L.P., Senior Notes, 6.25%, 04/01/2029 (c)	Ba3	1,772
1,815	Medline Borrower, L.P., Senior Notes, 5.25%, 10/01/2029 (c)	B3	1,781
570	Molina Healthcare, Inc., Senior Notes, 4.375%, 06/15/2028 (c)	Ba2	554
515	MPT Operating Partnership, L.P., Senior Notes, 5%, 10/15/2027 (d)	B1	462
735	Organon & Company, Senior Notes, 5.125%, 04/30/2031 (c)(d)	B1	691
265	Perrigo Finance Unlimited Company, Senior Notes, 6.125%, 09/30/2032	Ba3	266
668	STAR Parent, Inc., Senior Notes, 9%, 10/01/2030 (c)	B1	716
424	Tenet Healthcare Corporation, Senior Notes, 6.875%, 11/15/2031 (d)	B3	463
1,640	Tenet Healthcare Corporation, Senior Notes, 6.125%, 10/01/2028	B3	1,650
1,060	Tenet Healthcare Corporation, Senior Notes, 6.125%, 06/15/2030	B1	1,076
700	Tenet Healthcare Corporation, Senior Notes, 4.375%, 01/15/2030	B1	672
405	Tenet Healthcare Corporation, Senior Notes, 6.75%, 05/15/2031	B1	421
154	Teva Pharmaceutical Finance Company, LLC, Senior Notes, 6.15%, 02/01/2036	Ba2	159
465	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 6.75%, 03/01/2028	Ba2	484
415	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 5.125%, 05/09/2029	Ba2	412
565	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 8.125%, 09/15/2031	Ba2	648
455	Teva Pharmaceutical Finance Netherlands III BV, Senior Notes, 7.875%, 09/15/2029	Ba2	503
			23,450

INFORMATION TECHNOLOGY - 7.97%
810	Capstone Borrower, Inc., Senior Notes, 8%, 06/15/2030 (c)	B2	857
273	Carvana Co., Senior Notes, 14%, 06/01/2031 (c)	Caa1u	321
282	Carvana Co., Senior Notes, 13%, 06/01/2030 (c)	Caa1u	307
780	Central Parent, LLC, Senior Notes, 8%, 06/15/2029 (c)	B2	808
575	Central Parent/CDK Global, Inc., Senior Notes, 7.25%, 06/15/2029 (c)	B2	587
2,415	Cloud Software Group, Inc., Senior Notes, 9%, 09/30/2029 (c)	Caa2	2,468
690	Cloud Software Group, Inc., Senior Notes, 8.25%, 06/30/2032 (c)	B2	721
1,060	Cloud Software Group, Inc., Senior Notes, 6.5%, 03/31/2029 (c)	B2	1,051
953	Dye & Durham Corporation, Senior Notes, 8.625%, 04/15/2029 (c)	B1	1,008
1,360	Entegris, Inc., Senior Notes, 5.95%, 06/15/2030 (c)	Ba2	1,386
805	General Digital, Inc., Senior Notes, 7.125%, 09/30/2030 (c)	B1	845
275	Go Daddy, Inc., Senior Notes, 5.25%, 12/01/2027 (c)	Ba3	273
295	Match Group Holdings II, LLC, Senior Notes, 5%, 12/15/2027 (c)	Ba3	291
148	Match Group Holdings II, LLC, Senior Notes, 5.625%, 02/15/2029 (c)(d)	Ba3	147
965	Match Group Holdings II, LLC, Senior Notes, 4.125%, 08/01/2030 (c)	Ba3	900
305	Match Group Holdings II, LLC, Senior Notes, 4.625%, 06/01/2028 (c)	Ba3	297
475	Match Group Holdings II, LLC, Senior Notes, 3.625%, 10/01/2031 (c)	Ba3	426
1,610	McAfee Corporation, Senior Notes, 7.375%, 02/15/2030 (c)	Caa1	1,570
475	Roblox Corporation, Senior Notes, 3.875%, 05/01/2030 (c)	Ba2	441
380	SS&C Technologies, Inc., Senior Notes, 6.5%, 06/01/2032 (c)	Ba3	392
285	Twilio, Inc., Senior Notes, 3.625%, 03/15/2029	Ba3	265
510	Twilio, Inc., Senior Notes, 3.875%, 03/15/2031	Ba3	470
			15,831

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
LODGING - 1.14%
305	Hilton Domestic Operating Company, Inc., Senior Notes, 6.125%, 04/01/2032 (c)	Ba2	314
380	Hilton Domestic Operating Company, Inc., Senior Notes, 5.875%, 03/15/2033 (c)	Ba2	387
300	Park Intermediate Holdings, LLC, Senior Notes, 5.875%, 10/01/2028 (c)	B1	299
370	Park Intermediate Holdings, LLC, Senior Notes, 4.875%, 05/15/2029 (c)	B1	358
220	Park Intermediate Holdings, LLC, Senior Notes, 7%, 02/01/2030 (c)	B1	228
630	RHP Hotel Properties, L.P., Senior Notes, 4.5%, 02/15/2029 (c)	Ba3	608
75	RHP Hotel Properties, L.P., Senior Notes, 7.25%, 07/15/2028 (c)	Ba3	78
			2,272

MANUFACTURING - 2.02%
200	ARCOSA, INC., Senior Notes, 6.875%, 08/15/2032 (c)	Ba3	209
325	Hillenbrand, Inc., Senior Notes, 3.75%, 03/01/2031	Ba1	289
735	Madison IAQ, LLC, Senior Notes, 4.125%, 06/30/2028 (c)	B1	710
420	Madison IAQ, LLC, Senior Notes, 5.875%, 06/30/2029 (c)	Caa1	407
765	Mueller Water Products, Senior Notes, 4%, 06/15/2029 (c)	Ba1	728
735	Sensata Technologies, Inc., Senior Notes, 4%, 04/15/2029 (c)	Ba2	696
700	Sensata Technologies, Inc., Senior Notes, 5.875%, 09/01/2030 (c)	Ba2	703
270	Stevens Holding Company, Inc., Senior Notes, 6.125%, 10/01/2026 (c)	WR	267
			4,009

MEDIA - 6.46%
1,080	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.75%, 04/15/2028 (c)	Caa3	964
540	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.5%, 06/01/2029 (c)	Caa3	466
1,340	Clear Channel Outdoor Holdings, Inc., Senior Notes, 9%, 09/15/2028 (c)	B2	1,424
440	Clear Channel Outdoor Holdings, Inc., Senior Notes, 7.875%, 04/01/2030 (c)	B2	459
1,130	CMG Media Corporation, Senior Notes, 8.875%, 12/15/2027 (c)	Caa3	661
620	Gray Escrow II, Inc., Senior Notes, 7%, 05/15/2027 (c)	Caa1	609
222	Gray Escrow II, Inc., Senior Notes, 5.375%, 11/15/2031 (c)	Caa1	138
74	Lamar Media Corporation, Senior Notes, 4%, 02/15/2030	Ba3	69
681	Lamar Media Corporation, Senior Notes, 4.875%, 01/15/2029	Ba3	671
1,570	Midas Opco Holdings, LLC, Senior Notes, 5.625%, 08/15/2029 (c)	B2	1,519
952	Neptune Bidco US, Inc., Senior Notes, 9.29%, 04/15/2029 (c)	B2	933
200	Outfront Media Capital, LLC, Senior Notes, 7.375%, 02/15/2031 (c)	Ba1	213
987	Sirius XM Radio, Inc., Senior Notes, 5%, 08/01/2027 (c)	Ba3	971
740	Sirius XM Radio, Inc., Senior Notes, 4.125%, 07/01/2030 (c)	Ba3	672
1,285	Sirius XM Radio, Inc., Senior Notes, 4%, 07/15/2028 (c)	Ba3	1,211
270	Townsquare Media, Inc., Senior Notes, 6.875%, 02/01/2026 (c)	B2	270
590	Univision Communications, Inc., Senior Notes, 7.375%, 06/30/2030 (c)	B1	571
715	Univision Communications, Inc., Senior Notes, 8%, 08/15/2028 (c)	B1	729
265	Univision Communications, Inc., Senior Notes, 8.5%, 07/31/2031 (c)(d)	B1	266
			12,816

METALS & MINING - 2.81%
453	Arsenal AIC Parent, LLC, Senior Notes, 8%, 10/01/2030 (c)	Ba3	486
515	Arsenal AIC Parent, LLC, Senior Notes, 11.5%, 10/01/2031 (c)(e)	NR	582
300	ATI, Inc., Senior Notes, 5.125%, 10/01/2031	B1	291
241	ATI, Inc., Senior Notes, 7.25%, 08/15/2030	B1	255
708	Big River Steel, LLC, Senior Notes, 6.625%, 01/31/2029 (c)	Ba2	715
122	Carpenter Technology Corporation, Senior Notes, 7.625%, 03/15/2030	B1	128
285	Constellium SE, Senior Notes, 6.375%, 08/15/2032 (c)(d)	Ba3	292
405	Ero Copper Corporation, Senior Notes, 6.5%, 02/15/2030 (c)(d)	B1	401
1,145	Hecla Mining Company, Senior Notes, 7.25%, 02/15/2028	B2	1,164
545	Hudbay Minerals, Inc., Senior Notes, 6.125%, 04/01/2029 (c)	B2	548
745	Novelis Corporation, , 4.75%, 01/30/2030 (c)	Ba3	722
			5,584

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
OTHER TELECOMMUNICATIONS - 0.28%
530	Frontier Communications Holdings, LLC, Senior Notes, 8.75%, 05/15/2030 (c)	B3	564
200	Iliad Holding SAS, Senior Notes, 8.5%, 04/15/2031 (c)	B2	215
94	Level 3 Financing, Inc., Senior Notes, 4.625%, 09/15/2027 (c)	Caa1	83
1,107	Level 3 Financing, Inc., Senior Notes, 11%, 11/15/2029 (c)	B2	1,223
500	Level 3 Financing, Inc., Senior Notes, 10.75%, 12/15/2030 (c)	B2	547
415	Level 3 Financing, Inc., Senior Notes, 4%, 04/15/2031 (c)	Caa1	302
364	Level 3 Financing, Inc., Senior Notes, 10%, 10/15/2032 (c)(e)	NR	346
			3,280

REITS - 1.14%
915	Necessity Retail, Inc., Senior Notes, 4.5%, 09/30/2028 (c)(e)	NR	860
1,290	Service Properties Trust, Senior Notes, 8.625%, 11/15/2031 (c)	B2	1,403
			2,263

RESTAURANTS - 0.78%
760	YUM Brands, Inc., Senior Notes, 6.875%, 11/15/2037	Ba3	855
723	YUM Brands, Inc., Senior Notes, 5.35%, 11/01/2043	Ba3	705
			1,560

RETAIL - 1.13%
65	Bath & Body Works, Inc., Senior Notes, 6.694%, 01/15/2027	Ba2	67
350	Bath & Body Works, Inc., Senior Notes, 7.5%, 06/15/2029 (d)	Ba2	362
277	Bath & Body Works, Inc., Senior Notes, 9.375%, 07/01/2025 (c)	Ba2	284
1,005	Bath & Body Works, Inc., Senior Notes, 6.625%, 10/01/2030 (c)	Ba2	1,023
125	Victra Holdings, LLC, Senior Notes, 8.75%, 09/15/2029 (c)	B1	131
385	Wayfair, LLC, Senior Notes, 7.25%, 10/31/2029 (c)	B1u	395
			2,262

SATELLITES - 1.07%
580	Connect Finco S.a.r.l., Senior Notes, 9%, 09/15/2029 (c)(d)	B1	560
287	Hughes Satellite Systems, Inc., Senior Notes, 6.625%, 08/01/2026 (d)	Caa3	249
445	Intelsat Jackson Holdings Ltd., Senior Notes, 6.5%, 03/15/2030 (c)	B1	426
650	Viasat, Inc., Senior Notes, 5.625%, 04/15/2027 (c)	Ba3	613
400	Viasat, Inc., CVT, 7.5%, 05/30/2031 (c)(d)	Caa1	275
			2,123

SERVICES - 8.52%
635	Albion Financing 1 SARL, Senior Notes, 6.125%, 10/15/2026 (c)	B1	634
315	Albion Financing 2 SARL, Senior Notes, 8.75%, 04/15/2027 (c)	B3	321
1,460	Allied Universal Holdco, LLC, Senior Notes, 9.75%, 07/15/2027 (c)	Caa2	1,460
460	Allied Universal Holdco, LLC, Senior Notes, 6%, 06/01/2029 (c)	Caa2	408
818	Allied Universal Holdco, LLC, Senior Notes, 7.875%, 02/15/2031 (c)	B3	832
425	Avis Budget Car Rental, LLC, Senior Notes, 8.25%, 01/15/2030 (c)(d)	B1	434
530	EG Global Finance, Plc, Senior Notes, 12%, 11/30/2028 (c)	B3	588
475	Fortress Intermediate 3, Inc., Senior Notes, 7.5%, 06/01/2031 (c)	B2	500
405	GFL Environmental, Inc., Senior Notes, 6.75%, 01/15/2031 (c)	Ba2	425
1,605	GTCR W-2 Merger Sub, LLC, Senior Notes, 7.5%, 01/15/2031 (c)	Ba3	1,719
1,265	H&E Equipment Services, Senior Notes, 3.875%, 12/15/2028 (c)	B1	1,188
100	Itelyum Regeneration SpA, Senior Notes, 4.625%, 10/01/2026 (c)(EUR)	B2	110
170	Loxam S.A.S., Senior Notes, 6.375%, 05/31/2029 (c)(e)	NR	197
290	Ritchie Bros. Holdings, Inc., Senior Notes, 6.75%, 03/15/2028 (c)	Ba2	299
390	Ritchie Bros. Holdings, Inc., Senior Notes, 7.75%, 03/15/2031 (c)	B1	415
300	Staples, Inc., Senior Notes, 10.75%, 09/01/2029 (c)	B3	291
1,460	TK Elevator U.S. Newco, Inc., Senior Notes, 5.25%, 07/15/2027 (c)	B2	1,442
1,125	TK Elevator U.S. Newco, Inc., Senior Notes, 6.625%, 07/15/2028 (EUR)	Caa1	1,247
2,635	UKG, Inc., Senior Notes, 6.875%, 02/01/2031 (c)	B2	2,717
775	United Rentals (North America), Inc., Senior Notes, 3.75%, 01/15/2032	Ba2	706
275	United Rentals (North America), Inc., Senior Notes, 6.125%, 03/15/2034 (c)	Ba2	284
363	Williams Scotsman, Inc., Senior Notes, 7.375%, 10/01/2031 (c)	B2	383
270	Williams Scotsman, Inc., Senior Notes, 6.625%, 06/15/2029 (c)	B2	277
			16,877

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
CORPORATE DEBT SECURITIES - continued
SUPERMARKETS - 0.39%
40	Iceland Bondco Plc, Senior Notes, 4.625%, 03/15/2025 (GBP)	B2	53
100	Iceland Bondco Plc, Senior Notes, 10.875%, 12/15/2027 (c)	B2	144
100	Iceland Bondco Plc, Senior Notes, 9.042%, 12/15/2027 (c)	B2	113
445	Performance Food Group, Inc., Senior Notes, 6.125%, 09/15/2032 (c)	B1	453
			763

TRANSPORTATION - 0.24%
455	Genesee & Wyoming, Inc., Senior Notes, 6.25%, 04/15/2032 (c)	Ba3	468
480	Watco Companies, LLC, Senior Notes, 7.125%, 08/01/2032 (c)	Caa1	499
			967

UTILITIES - 8.54%
475	Alpha Generation, LLC, Senior Notes, 6.75%, 10/15/2032 (c)(d)	B2	482
310	Calpine Corporation, Senior Notes, 4.5%, 02/15/2028 (c)	Ba2	301
950	Calpine Corporation, Senior Notes, 5.125%, 03/15/2028 (c)	B2	936
625	Calpine Corporation, Senior Notes, 5%, 02/01/2031 (c)	B2	604
345	HA Sustainable Infrastructure Capital, Inc., Senior Notes, 6.375%, 07/01/2034 (c)	Baa3	352
548	HAT Holdings I, LLC, Senior Notes, 8%, 06/15/2027 (c)(d)	Baa3	578
312	NRG Energy, Inc., Senior Notes, 10.25%, 12/31/2099 (c)(f)	Ba3	351
410	PG&E Corporation, Senior Notes, 5%, 07/01/2028	Ba3	407
940	PG&E Corporation, Senior Notes, 5.25%, 07/01/2030	Ba3	933
1,100	PG&E Corporation, Senior Notes, 7.375%, 03/15/2055	Ba3	1,153
1,845	Talen Energy Supply, LLC, Senior Notes, 8.625%, 06/01/2030 (c)	Ba3	2,006
1,795	Terraform Global Operating, LLC, Senior Notes, 6.125%, 03/01/2026 (c)	Ba3	1,786
716	Terraform Power Operating, LLC, Senior Notes, 5%, 01/31/2028 (c)	Ba3	705
195	TransAlta Corporation, Senior Notes, 7.75%, 11/15/2029	Ba1	206
3,120	Vistra Corp., Senior Notes, 8%, 12/31/2099 (c)(f)	Ba3	3,228
939	Vistra Corp., Senior Notes, 7%, 12/31/2099 (c)(f)	Ba3	955
1,900	Vistra Corp., Senior Notes, 8.875%, 12/31/2099 (c)(e)(f)	NR	2,021
			17,004

	Total Corporate Debt Securities
	(Total cost of $262,793)		264,027

BANK DEBT SECURITIES - 4.77% (a) (b)
AIRLINES - 0.20%
380	American Airlines, Inc., Senior Notes, 10.294%, 04/20/2028	Ba1	390

CABLE OPERATORS - 0.21%
429	CSC Holdings, LLC, Senior Notes, 9.597%, 01/18/2028	Caa1	416
675	Radiate Holdco, LLC, Senior Notes, 8.611%, 09/25/2026	Caa1	578
			994

CHEMICALS - 0.31%
641	PMHC II, Inc., Senior Notes, 9.704%, 04/23/2029	B3	625

FINANCIAL - 0.98%
1,920	Truist Insurance Holdings, LLC, Senior Notes, 10.069%, 05/06/2032	Caa2	1,949

SERVICES - 0.94%
1,130	Ascend Learning, LLC, Senior Notes, 10.695%, 12/10/2029	Caa2	1,092
810	CoreLogic, Inc., Senior Notes, 11.46%, 06/04/2029	Caa2	783
			1,875

The New America High Income Fund, Inc.

Schedule of Investments - September 30, 2024 (Unaudited) (Dollar Amounts in Thousands) - Continued

Principal Amount/Units		Moody's Rating (Unaudited)	Value (See Notes)
BANK DEBT SECURITIES - continued
WIRELESS COMMUNICATIONS - 1.84%
3,664	Asurion, LLC, Senior Notes, 10.21%, 01/31/2028	B3	3,425
260	Asurion, LLC, Senior Notes, 10.21%, 01/20/2029	B3	240
			3,665

	Total Bank Debt Securities
	(Total cost of $9,563)		9,498

CONVERTIBLE BONDS - 0.33% (a) (b)
AUTOMOTIVE - 0.33%
725	Rivian Automotive, Inc., Senior Notes, 4.625%, 03/15/2029 (e)	NR	661
	Total Convertible Bonds
	(Total cost of $785)		661

ASSET-BACKED SECURITIES - 0.04% (a) (b)
WIRELESS COMMUNICATIONS - 0.04%
50	Frontier Issuer, LLC, Senior Notes, 11.5%, 08/20/2053 (c)(e)	NR	54
25	Frontier Issuer, LLC, Senior Notes, 11.16%, 06/20/2054 (c)(e)	NR	29
	Total Asset-Backed Securities
	(Total cost of $81)		83

Shares		Value (See Notes)
COMMON STOCK - 0.77% (a) (b)
HEALTHCARE - 0.26%
2,163	Becton Dickinson and Company	521

INFORMATION TECHNOLOGY - 0.23%
7,277	CIENA Corp. (g)	448

MANUFACTURING - 0.14%
1,678	Enpro, Inc.	272

METALS & MINING - 0.14%
5,601	Freeport-McMoRan, Inc.	280

	Total Common Stock
	(Total cost of $1,577)	1,521

	TOTAL INVESTMENTS - 138.80% - (Total cost of $274,718)	275,790
	CASH AND OTHER ASSETS LESS LIABILITIES - (38.80%)	(77,092)

	NET ASSETS - 100.00%	$198,698

(a)	Percentages indicated are based on total net assets to common shareholders of $198,698.

(b)	All of the Fund's investments and other assets are pledged as collateral in accordance with a credit agreement with State Street Bank.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Unless otherwise noted, 144A Securities are deemed to be liquid. See notes to the portfolio of investments for valuation policy. Total market value of Rule 144A securities amounted to $226,453 as of September 30, 2024.

(d)	All or a portion of this security was on loan at September 30, 2024. The aggreagate value of securities on loan at September 30, 2024 was $8,155.

(e)	Not rated.

(f)	Perpetual security with no stated maturity date.

(g)	Non-income producing investment.

(EUR) Euro

(GBP) British Pound

Derivative Contracts (Currency Amounts in Thousands)

Forward Currency Exchange Contracts - As of September 30, 2024 the Fund had forward currency exchange concracts outstanding as follows:

Counterparty	Settlement Date		Receive (Deliver)	Asset	Liability	Unrealized Appreciation (Depreciation)
HSBC Bank	10/2/2024	GBP	542	$715	$725	$(10)
Royal Bank of Canada	10/2/2024	EUR	3,184	3,529	3,545	(15)
HSBC Bank	9/3/2024	GBP	(542)	727	725	2
HSBC Bank	9/4/2024	GBP	542	725	727	(2)
Royal Bank of Canada	9/3/2024	EUR	3,184	3,545	3,554	(9)
Royal Bank of Canada	9/4/2024	EUR	(3,184)	3,554	3,545	9
Net unrealized gain on open forward currency exchange contracts						$(25)

The New America High Income Fund, Inc.

Notes to Schedule of Investments

September 30, 2024 (Unaudited)

The New America High Income Fund, Inc. (the Fund) was organized as a corporation in the state of Maryland on November 19, 1987 and is registered with the Securities and Exchange Commission as a diversified, closed-end investment company under the Investment Company Act of 1940. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies".

Valuation of Investments—The Fund's Board of Directors has adopted policies and procedures to fair value securities that are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. The Fund’s Board of Directors are the “valuation designee”, which performs fair valuations pursuant to Rule 2a-5. Except as otherwise described below, the Fund's investments are valued based on evaluated bid prices provided by an independent pricing service. Independent pricing services provide prices based primarily on quotations from dealers and brokers, market transactions, data accessed from quotations services, offering sheets obtained from dealers and various relationships among similar securities. Investments whose primary market is on an exchange are valued at the last sale price on the day of valuation. Short-term investments with original maturities of 60 days or less are stated at amortized cost, which approximates the fair value of such investments. Investments for which market prices are not yet provided by an independent pricing service (primarily newly issued fixed-income corporate bonds and notes) shall be valued at the most recently quoted bid price provided by a principal market maker for the security. Fair value measurement is further discussed in this footnote.

Foreign Currency—Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed future date.

Fair Value Measurement—The Fund applies ASC 820 "Fair Value Measurements and Disclosures". This standard establishes the definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund's major asset and liability categories is as follows.

Debt securities (corporate, U.S. Treasury, convertible & bank debt). The fair value of debt securities is provided by independent pricing services using quotations from dealers and brokers, market transactions, data from quotations services, offering sheets and various relationships between securities. While most corporate bonds are categorized in level 2 of the fair value hierarchy, there may be instances where less observable inputs necessitate a level 3 categorization.

The New America High Income Fund, Inc.

Notes to Financial Statements - Continued

September 30, 2024 (Unaudited)

Equity securities (preferred and common stock). Equity securities for which the primary market is on an exchange will be valued at the last sale price on the day of valuation and are categorized in level 1 of the fair value hierarchy. Other equity securities traded in inactive markets or valued by independent pricing services using methods similar to debt securities are categorized in level 2. The fair value of equity securities in which observable inputs are unavailable are categorized in level 3.

Short-term investments. Short-term investments are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely the values would be categorized in level 2 of the fair value hierarchy.

Forwards are valued at the unrealized gain or loss on the contract as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Forwards are categorized in level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total Value
Investments	Quoted Prices (000's)	Significant Observable Inputs (000's)	Significant Unobservable Inputs (000's)	(000's)
Debt Securities*	$-	$274,268	$-	$274,268
Common Stock
Healthcare	521	-	-	521
Information Technology	448	-	-	448
Manufacturing	272	-	-	272
Metals & Mining	280	-	-	280
Total Investments	$1,521	$274,268	$-	$275,790

Forward Currency Exchange Contracts	$-	$(25)	$-	$(25)

*	Debt Securities - Type of debt and industries are shown on the Schedule of Investments.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs.

The Fund did not own any Level 3 securities at September 30, 2024.

The following is a reconciliation of Fund investments using Level 3 inputs for the period:

Securities (000's)
Balance, December 31, 2023	$991
Sales	(320)
Transfers out	(666)
Change in unrealized appreciation/(depreciation)	(5)
Balance, September 30, 2024	$-